Average Annual Total Returns - SA Fixed Income Index Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.68%	5.02%	Feb. 06, 2017	8.43%	4.75%	Feb. 06, 2017	8.92%	5.59%